Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Debt [Line Items]
Current debt:	$ 9,001	$ 8,218
Short-term debt	1,026	515
Long-term debt due within 1 year	7,975	7,703
Non-current debt	74,794	80,868
Total	83,795	89,086
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Current debt:	4,620	4,080
Short-term debt	1,026	515
Long-term debt due within 1 year	3,594	3,565
Non-current debt	51,532	57,499
Total	56,152	61,579
Lease liabilities
Disclosure Of Debt [Line Items]
Current debt:	4,381	4,138
Short-term debt	0	0
Long-term debt due within 1 year	4,381	4,138
Non-current debt	23,262	23,369
Total	$ 27,643	$ 27,507